Sound Point Floating Rate Income Fund
1185 Avenue of the Americas, 36th Floor
New York, New York 10036
(212) 895-2260

November 27, 2012

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549

Re:	Sound Point Floating Rate Income Fund (File No. 811-22768)
Registration Statement on Form N-2

Ladies and Gentlemen:

Electronically transmitted herewith for filing on behalf of Sound Point Floating Rate Income Fund (the “Trust”) is Amendment No. l (the “Amendment”) to the trust’s registration statement on Form N-2 (the “Registration Statement”) under the Investment Company Act of 1940, as amended, relating to the private offering of common shares of the Trust.  The Amendment is being filed to correct the name associated with the Trust’s CIK number.

Please call the undersigned at (212) 895-2260 with any questions relating to the filings.

Sincerely,

By: /s/ Kevin Gerlitz

Kevin Gerliz
Trustee, Treasurer and Secretary